Note 3 - Inventories - Summary of Inventories (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Inventory	$ 2,306,177	$ 2,274,454
Lubricant [Member]
Inventory	2,306,177	1,851,508
Victualing [Member]
Inventory	0	105,527
Bunkers [Member]
Inventory	$ 0	$ 317,419